Common Stock Warrants - Schedule of Fair Value of Common Stock Warrant (Details)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Expected term (in years) [Member]
Schedule of Fair Value of Common Stock Warrant [Line Items]
Fair value common stock warrants issued	10
Dividend yield [Member]
Schedule of Fair Value of Common Stock Warrant [Line Items]
Fair value common stock warrants issued	0
Maximum [Member] | Expected volatility [Member]
Schedule of Fair Value of Common Stock Warrant [Line Items]
Fair value common stock warrants issued	57.9
Maximum [Member] | Risk-free rate [Member]
Schedule of Fair Value of Common Stock Warrant [Line Items]
Fair value common stock warrants issued	4.3
Minimum [Member] | Expected volatility [Member]
Schedule of Fair Value of Common Stock Warrant [Line Items]
Fair value common stock warrants issued	0.566
Minimum [Member] | Risk-free rate [Member]
Schedule of Fair Value of Common Stock Warrant [Line Items]
Fair value common stock warrants issued	0.04
Common Stock Warrants [Member] | Expected term (in years) [Member]
Schedule of Fair Value of Common Stock Warrant [Line Items]
Fair value common stock warrants issued		10	10
Common Stock Warrants [Member] | Expected volatility [Member]
Schedule of Fair Value of Common Stock Warrant [Line Items]
Fair value common stock warrants issued			56.9
Common Stock Warrants [Member] | Risk-free rate [Member]
Schedule of Fair Value of Common Stock Warrant [Line Items]
Fair value common stock warrants issued			4.2
Common Stock Warrants [Member] | Dividend yield [Member]
Schedule of Fair Value of Common Stock Warrant [Line Items]
Fair value common stock warrants issued
Common Stock Warrants [Member] | Maximum [Member] | Expected volatility [Member]
Schedule of Fair Value of Common Stock Warrant [Line Items]
Fair value common stock warrants issued		79.9
Common Stock Warrants [Member] | Maximum [Member] | Risk-free rate [Member]
Schedule of Fair Value of Common Stock Warrant [Line Items]
Fair value common stock warrants issued		4.2
Common Stock Warrants [Member] | Minimum [Member] | Expected volatility [Member]
Schedule of Fair Value of Common Stock Warrant [Line Items]
Fair value common stock warrants issued		0.796
Common Stock Warrants [Member] | Minimum [Member] | Risk-free rate [Member]
Schedule of Fair Value of Common Stock Warrant [Line Items]
Fair value common stock warrants issued		0.041